Taxation - Schedule of Loss Before Provision for Income Taxes (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Loss before provision for income taxes is attributable to the following geographic locations:
PRC	¥ 9,781,017	$ 1,366,331	¥ (17,599,574)
Foreign	(8,239,927)	(1,151,052)	(2,386,953)
Total Loss before Income Taxes	¥ 1,541,090	$ 215,279	¥ (19,986,527)